Guarantor Subsidiaries	9 Months Ended
Sep. 30, 2012
Guarantor And Nonguarantor Subsidiary Financial Consolidating Financial Statements [Abstract]
Guarantor And Non-Guarantor Subsidiaries Consolidating Financial Statements [Text Block]

Note 15 – Guarantor Subsidiaries

Certain of our wholly-owned domestic subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Notes. Pursuant to SEC regulations, we have presented in columnar format the condensed consolidating financial information for Endeavour International Corporation, the guarantor subsidiaries on a combined basis, and all non-guarantor subsidiaries on a combined basis.

The subsidiary guarantees are unsecured obligations of each subsidiary guarantor and rank equally in right of payment with all senior indebtedness of that subsidiary guarantor and senior in right of payment to all subordinated indebtedness of that subsidiary guarantor. The subsidiary guarantees are effectively subordinated to any secured indebtedness of the subsidiary guarantor with respect to the assets securing the indebtedness. In addition, the subsidiary guarantees may be released in certain customary circumstances, including (i) the sale of all or substantially all of the properties or assets or a guarantor, (ii) the sale of the capital stock of a guarantor, (iii) the designation of a guarantor as an “Unrestricted Subsidiary,” (iv) upon legal defeasance of the Senior Notes or satisfaction and discharge of the indentures governing the Senior Notes, (v) upon the liquidation or dissolution of the guarantor or (vi) if the guarantor ceases to guarantee other of our indebtedness and ceases to be a material subsidiary, each of which is subject to important limitations in the indentures governing the Senior Notes.

Condensed consolidating financial statements for our guarantor subsidiaries and non-guarantor subsidiaries are presented in the following tables:

As of September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$6,456	$69,266	$-	$75,722
Restricted cash	-	50	128	-	178
Accounts receivable	-	2,556	13,575	-	16,131
Prepaid expenses and other	-	230	27,817	-	28,047
Current Assets	-	9,292	110,786	-	120,078

Property, plant and equipment, net	-	96,312	740,057	-	836,369
Goodwill	-	-	258,973	-	258,973
Long-term receivables due from affiliates	917,779	620,368	70,566	(1,608,713)	-
Investments in subsidiaries	57,662	120,077	-	(177,739)	-
Other assets	24,345	6,082	20,990	-	51,417
Total Assets	$999,786	$852,131	$1,201,372	$(1,786,452)	$1,266,837

Accounts payable	$(3,599)	$8,195	$80,148	$-	$84,744
Current maturities of debt	12,500	-	-	-	12,500
Accrued expenses and other	9,293	3,387	11,000	-	23,680
Current Liabilities	18,194	11,582	91,148	-	120,924

Long-term debt	631,902	-	181,024	-	812,926
Long-term liabilities due from affiliates	34,477	953,868	620,380	(1,608,725)	-
Deferred taxes	-	-	111,806	-	111,806
Other liabilities	1,404	351	70,583	-	72,338
Total Liabilities	685,977	965,801	1,074,941	(1,608,725)	1,117,994

Series C convertible preferred stock	43,703	-	-	-	43,703
Stockholders' equity	270,106	(113,670)	126,431	(177,727)	105,140
Total Liabilities and Equity	$999,786	$852,131	$1,201,372	$(1,786,452)	$1,266,837

As of December 31, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$2,951	$103,085	$-	$106,036
Accounts receivable	-	4,141	4,508	-	8,649
Prepaid expenses and other	-	1,129	17,711	-	18,840
Current Assets	-	8,221	125,304	-	133,525

Property, plant and equipment, net	-	127,739	421,457	-	549,196
Goodwill	-	-	211,886	-	211,886
Long-term receivables due from affiliates	388,676	144,305	68,392	(601,373)	-
Investments in subsidiaries	57,662	120,077	-	(177,739)	-
Other assets	5,414	6,083	18,887	-	30,384
Total Assets	$451,752	$406,425	$845,926	$(779,112)	$924,991

Accounts payable	$-	$17,655	$44,620	$-	$62,275
Current maturities of debt	10,000	-	2,350	-	12,350
Accrued expenses and other	4,847	4,799	10,903	-	20,549
Current Liabilities	14,847	22,454	57,873	-	95,174

Long-term debt	157,012	-	298,016	-	455,028
Long-term liabilities due from affiliates	-	456,658	144,715	(601,373)	-
Deferred taxes	-	-	115,759	-	115,759
Other liabilities	2,326	288	58,634	-	61,248
Total Liabilities	174,185	479,400	674,997	(601,373)	727,209

Series C convertible preferred stock	43,703	-	-	-	43,703
Stockholders' equity	233,864	(72,975)	170,929	(177,739)	154,079
Total Liabilities and Equity	$451,752	$406,425	$845,926	$(779,112)	$924,991

For the Three Months Ended September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$2,549	$80,726	$-	$83,275
Operating expenses	-	1,239	22,734	-	23,973
DD&A expense	-	1,526	22,233	-	23,759
Impairment of oil and gas properties	-	11,416	-	-	11,416
G&A expenses	769	2,824	1,433	-	5,026
Income (loss) from Operations	(769)	(14,456)	34,326	-	19,101

Derivatives:
Unrealized gains (losses)	1,301	-	(2,505)	-	(1,204)
Interest expense	(20,015)	562	(13,600)	15,000	(18,053)
Letter of credit fees	-	-	(9,378)	-	(9,378)
Other income (expense)	1	14,564	(2,228)	(15,000)	(2,663)
Income (loss) before taxes	(19,482)	670	6,615	-	(12,197)
Income tax expense	-	-	21,505	-	21,505
Net income (loss)	(19,482)	670	(14,890)	-	(33,702)
Preferred stock dividends	456	-	-	-	456
Net income (loss) to common shareholders	$(19,938)	$670	$(14,890)	$-	$(34,158)

For the Three Months Ended September 30, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$4,993	$5,309	$-	$10,302
Operating expenses	-	2,185	1,311	-	3,496
DD&A expense	-	2,896	2,476	-	5,372
Impairment of oil and gas properties	-	28,793	-	-	28,793
G&A expenses	474	3,224	1,165	-	4,863
Income (loss) from Operations	(474)	(32,105)	357	-	(32,222)

Derivatives:
Unrealized gains (losses)	(2,407)	-	15,488	-	13,081
Interest expense	(2,871)	(704)	(10,843)	2,165	(12,253)
Other income (expense)	(210)	-	2,986	2,165	611
Income (loss) before taxes	(5,962)	(32,809)	7,988	-	(30,783)
Income tax expense	-	-	32,507	-	32,507
Net loss	(5,962)	(32,809)	(24,519)	-	(63,290)
Preferred stock dividends	466	-	-	-	466
Net loss to common shareholders	$(6,428)	$(32,809)	$(24,519)	$-	$(63,756)

For the Nine Months Ended September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$9,168	$112,276	$-	$121,444
Operating expenses	-	4,476	30,137	-	34,613
DD&A expense	-	7,414	34,878	-	42,292
Impairment of oil and gas properties	-	47,116	-	-	47,116
G&A expenses	2,003	8,632	4,744	-	15,379
Income (loss) from Operations	(2,003)	(58,470)	42,517	-	(17,956)

Derivatives:
Unrealized gains (losses)	922	-	(3,100)	-	(2,178)
Interest expense	(33,509)	(1,553)	(51,697)	23,743	(63,016)
Letter of credit fees	-	-	(12,442)	-	(12,442)
Loss on early extinguishment of debt	-	-	(21,661)	-	(21,661)
Other income (expense)	-	19,338	(1,539)	(23,743)	(5,944)
Loss before taxes	(34,590)	(40,685)	(47,922)	-	(123,197)
Income tax benefit	-	-	(3,424)	-	(3,424)
Net loss	(34,590)	(40,685)	(44,498)	-	(119,773)
Preferred stock dividends	1,367	-	-	-	1,367
Net loss to common shareholders	$(35,957)	$(40,685)	$(44,498)	$-	$(121,140)

For the Nine Months Ended September 30, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$12,839	$30,620	$-	$43,459
Operating expenses	-	7,861	7,027	-	14,888
DD&A expense	-	7,646	11,052	-	18,698
Impairment of oil and gas properties	-	28,793	-	-	28,793
G&A expenses	1,682	9,250	3,593	-	14,525
Income (loss) from Operations	(1,682)	(40,711)	8,948	-	(33,445)

Derivatives:
Unrealized gains (losses)	(2,722)	-	13,820	-	11,098
Interest expense	(7,826)	(2,817)	(28,386)	6,422	(32,607)
Loss on early extinguishment of debt	-	-	(402)	-	(402)
Other income (expense)	(211)	3	7,456	(6,422)	826
Income (loss) before taxes	(12,441)	(43,525)	1,436	-	(54,530)
Income tax expense	-	4	31,816	-	31,820
Net loss	(12,441)	(43,529)	(30,380)	-	(86,350)
Preferred stock dividends	1,518	-	-	-	1,518
Net loss to common shareholders	$(13,959)	$(43,529)	$(30,380)	$-	$(87,868)

For the Nine Months Ended September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(34,590)	$(40,685)	$(44,498)	$-	$(119,773)
Adjustments to reconcile net loss to
net cash provided by operations
DD&A expense	-	7,414	34,878	-	42,292
Impairment of oil and gas properties	-	47,116	-	-	47,116
Deferred tax expense (benefit)	-	-	(15,849)	-	(15,849)
Unrealized (gains) losses on derivatives	(922)	-	3,100	-	2,178
Amortization of non-cash compensation	-	-	-	3,605	3,605
Amortization of loan costs and discount	4,940	-	5,596	-	10,536
Non-cash interest expense	445	-	6,632	-	7,077
Loss on early extinguishment of debt	-	-	21,661	-	21,661
Other	237	43	9,412	-	9,692
Changes in operating assets and liabilities:
Decrease in receivables	-	1,585	3,968	-	5,553
(Increase) decrease in other current assets	6,273	(15,218)	(5,605)	-	(14,550)
Increase (decrease) in liabilities	(489,442)	542,306	(47,453)	(3,605)	1,806
Net Cash Provided by (Used in) Operating Activities	(513,059)	542,561	(28,158)	-	1,344

Cash Flows From Investing Activities:
Capital expenditures	-	(36,969)	(138,628)	-	(175,597)
Acquisitions, net of cash acquired	-	(2,036)	(226,401)	-	(228,437)
Issuance of note receivable to affiliates	-	(500,000)	-	500,000	-
(Increase) decrease in restricted cash	-	(51)	(128)	-	(179)
Net Cash Used in Investing Activities	-	(539,056)	(365,157)	500,000	(404,213)

Cash Flows From Financing Activities:
Repayments of borrowings	(5,000)	-	(242,065)	-	(247,065)
Borrowings under debt agreements, net
of debt discount	480,000	-	615,000	(500,000)	595,000
Proceeds from issuance of common stock	60,805	-	-	-	60,805
Dividends paid	(833)	-	-	-	(833)
Payments for early extinguishment of debt	-	-	(7,248)	-	(7,248)
Financing costs paid	(21,918)	-	(6,191)	-	(28,109)
Other financing	5	-	-	-	5
Net Cash Provided by Financing Activities	513,059	-	359,496	(500,000)	372,555

Net Increase (Decrease) in Cash and Cash Equivalents	-	3,505	(33,819)	-	(30,314)
Cash and Cash Equivalents, Beginning of Period	-	2,951	103,085	-	106,036
Cash and Cash Equivalents, End of Period	$-	$6,456	$69,266	$-	$75,722

For the Nine Months Ended September 30, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(12,441)	$(43,529)	$(30,380)	$-	$(86,350)
Adjustments to reconcile net loss to
net cash provided by operations
DD&A expense	-	7,646	11,052	-	18,698
Impairment of oil and gas properties	-	28,793	-	-	28,793
Deferred tax expense (benefit)	-	-	23,052	-	23,052
Unrealized (gains) losses on derivatives	2,722	-	(13,820)	-	(11,098)
Amortization of non-cash compensation	455	-	-	2,278	2,733
Amortization of loan costs and discount	349	-	8,802	-	9,151
Non-cash interest expense	695	-	8,611	-	9,306
Loss on early extinguishment of debt	402	-	-	-	402
Other	237	-	1,602	-	1,839
Changes in operating assets and liabilities:
(Increase) decrease in receivables	-	(1,973)	3,589	-	1,616
(Increase) decrease in other current assets	45	(3,141)	(4,848)	-	(7,944)
Increase (decrease) in liabilities	(142,856)	75,482	50,835	(2,278)	(18,817)
Net Cash Provided by (Used in) Operating Activities	(150,392)	63,278	58,495	-	(28,619)

Cash Flows From Investing Activities:
Capital expenditures	-	(46,808)	(66,329)	-	(113,137)
Acquisitions, net of cash acquired	-	(2,830)	(20,068)	-	(22,898)
(Increase) decrease in restricted cash	-	-	31,726	-	31,726
Net Cash Used in Investing Activities	-	(49,638)	(54,671)	-	(104,309)

Cash Flows From Financing Activities:
Repayments of borrowings	(96,250)	-	(1,388)	-	(97,638)
Borrowings under debt agreements, net
of debt discount	135,000	-	75,000	-	210,000
Proceeds from issuance of common stock	118,444	-	-	-	118,444
Dividends paid	(1,400)	-	-	-	(1,400)
Financing costs paid	(5,913)	-	(5,313)	-	(11,226)
Other financing	511	-	-	-	511
Net Cash Provided by Financing Activities	150,392	-	68,299	-	218,691

Net Increase (Decrease) in Cash and Cash Equivalents	-	13,640	72,123	-	85,763
Cash and Cash Equivalents, Beginning of Period	-	709	98,558	-	99,267
Cash and Cash Equivalents, End of Period	$-	$14,349	$170,681	$-	$185,030